Concentration of Credit Risk	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Concentration of Credit Risk
CONCENTRATION OF CREDIT RISK

Concentration of credit risk is limited due to the Company's diversified customer base and the fact that the Company sells commodities.  No single customer accounted for more than 10% of the Company’s net sales in fiscal years 2010, 2009 and 2008.